Cover	Oct. 13, 2022
Cover [Abstract]
Entity Registrant Name	THE HEALING COMPANY, INC.
Entity Central Index Key	0001441082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 13, 2022
Entity Incorporation State Country Code	NV
Entity File Number	333-152805
Entity Tax Identification Number	26-2862618
Entity Address Postal Zip Code	11249
Local Phone Number	241-0670
City Area Code	866
Entity Address Address Line 1	11th Floor
Entity Address Address Line 2	Ten Grand Street
Entity Address City Or Town	Brooklyn
Entity Address State Or Province	NY
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false